FINANCIAL INSTRUMENTS Part I(Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalent	$ 10,404	$ 17,221
Marketable Securities	550	0
Loan to First Olsen Ltd	26,809	26,809
Working capital, cooperative arrangements	28,600	22,034
Credit Facility	170,000	75,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalent	10,404	17,221
Marketable Securities	795	0
Loan to First Olsen Ltd	26,809	26,809
Working capital, cooperative arrangements	28,600	22,034
Credit Facility	$ 170,000	$ 75,000